Schedule of Allowance for Stock Obsolescence (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Inventory Disclosure [Abstract]
Allowance for stock obsolesces, beginning balance	$ 24,331	$ 3,669
Addition		20,438
Exchange difference	(50)	224
Allowance for stock obsolesces ending balance	$ 24,281	$ 24,331	$ 3,669